Investments (Details) - Schedule of Contractual Maturities of the Company’s Fixed Maturity Available-for-Sale Securities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contractual Maturities of the Company’s Fixed Maturity Available-for-Sale Securities [Abstract]
Due in one year or less, fair value	$ 78,459	$ 34,658
Due in one year or less, Amortized cost	79,334	35,742
Due after one you through to five years, fair value	515,337	362,368
Due after one you through to five years, Amortized cost	530,182	388,764
Due after five you through to ten years, fair value	100,801	64,409
Due after five you through to ten years, Amortized cost	103,933	75,576
Due after ten years, fair value	70,993	27,646
Due after ten years, Amortized cost	76,170	38,229
Total, fair value	765,590	489,081
Total, Amortized cost	$ 789,619	$ 538,311